financial instruments - Accounts receivable (Details) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Credit risk
Receivable account balances - Non-current	$ 122		$ 110
Customer accounts receivable
Credit risk
Days after the billing date that accounts receivables are considered to be past due (in default)	30 days
Receivable account balances	$ 1,944		1,749
Receivable account balances - Current	1,625		1,524
Receivable account balances - Non-current	319		225
Written off amounts charged to allowance for doubtful accounts still subject to enforcement	541		449
Accounts receivable written off directly to doubtful accounts expense	0
Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	804		793
Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	247		323
Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	115		69
Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	87		59
Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	691		505
Cost/Gross amount | Customer accounts receivable
Credit risk
Receivable account balances	2,048		1,804
Receivable account balances - Current	1,719		1,570
Receivable account balances - Non-current	329		234
Cost/Gross amount | Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	826		803
Cost/Gross amount | Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	262		331
Cost/Gross amount | Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	129		74
Cost/Gross amount | Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	114		73
Cost/Gross amount | Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	717		523
Allowance for doubtful accounts | Customer accounts receivable
Credit risk
Receivable account balances	(104)	$ (56)	(55)	$ (42)	$ (43)	$ (53)
Receivable account balances - Current	(94)		(46)
Receivable account balances - Non-current	(10)		(9)
Allowance for doubtful accounts | Customer accounts receivable | Less than 30 days past billing date
Credit risk
Receivable account balances	(22)		(10)
Allowance for doubtful accounts | Customer accounts receivable | 30-60 days past billing date
Credit risk
Receivable account balances	(15)		(8)
Allowance for doubtful accounts | Customer accounts receivable | 61-90 days past billing date
Credit risk
Receivable account balances	(14)		(5)
Allowance for doubtful accounts | Customer accounts receivable | More than 90 days past billing date
Credit risk
Receivable account balances	(27)		(14)
Allowance for doubtful accounts | Customer accounts receivable | Unbilled customer finance receivables
Credit risk
Receivable account balances	$ (26)		$ (18)